Commitments and Contingencies - Graphite Bio, Inc.	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Research and Development Agreements
The Company enters into contracts in the normal course of business with CROs for clinical trials, with CMOS or other vendors for preclinical studies, supplies and other services and products for operating purposes. These contracts generally provide for termination on notice or may have a potential termination fee if a purchase order is cancelled within a specified time. As of December 31, 2023 and 2022, there were no amounts accrued related to termination and cancellation charges as the Company does not expect to incur any additional expenses associated with termination and cancellation charges.
License Agreements
The Company enters into license agreements (Note 6), pursuant to which the Company may acquire or license other patents, patent applications or know-how from various third parties to access intellectual property covering product candidates that the Company is developing. Under these acquisitions or licensing agreements, the Company may be liable for certain diligence obligations and payments, which are contingent upon achieving various development, regulatory and commercial milestones. Also, pursuant to the terms of some of these license agreements, when and if commercial sales of a product commence, the Company may be obligated to pay royalties to such third parties on net sales of the respective products. No such milestones were achieved or probable as of December 31, 2023 and 2022.
Legal Contingencies
From time to time, the Company may become involved in legal proceedings arising from the ordinary course of business. The Company records a liability for such matters when it is probable that future losses will be incurred and that such losses can be reasonably estimated. Significant judgment by the Company is required to determine both probability and the estimated amount. Management is currently not aware of any legal matters that could have a material adverse effect on the Company’s financial position, results of operations or cash flows.
Guarantees and Indemnifications
In the normal course of business, the Company enters into agreements that contain a variety of representations and provide for general indemnification. Its exposure under these agreements is unknown because it involves claims that may be made against the Company in the future. To the extent permitted under Delaware law, the Company has agreed to indemnify its directors and officers for certain events or occurrences while the director or officer is, or was serving, at a request in such capacity. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. As of December 31, 2023 and 2022, the Company did not have any material indemnification claims that were probable or reasonably possible and consequently has not recorded related liabilities.
Commitments and Contingencies
Operating Leases
The Company leased office space in Del Mar, California under a lease that expired on March 31, 2022. Commencing on April 1, 2022, the Company entered into a separate lease agreement for office space in Del Mar, California, which was subsequently amended to expand the office space leased and extend the term. As of December 31, 2023, the remaining lease term was 2.3 years, and the discount rate used to determine the right-of-use assets and corresponding operating lease liabilities was 7.0%. Cash paid for operating leases approximated rent expense for the periods presented.
Maturities of the operating lease liability as of December 31, 2023, are as follows (in thousands):

2024	$155
2025	161
2026	41
Total undiscounted lease payments	357
Less: Present value adjustment	(28)
Operating lease liability	$329
Rent expense for the years ended December 31, 2022 and 2023 was $110,000 and $145,000, respectively.
Contingencies
From time to time, the Company may be subject to various litigation and related matters arising in the ordinary course of business. The Company records a provision for a liability when it believes that it is both probable that a liability has been incurred and the amount can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount. As of December 31, 2022 and 2023, the Company was not involved in any material legal proceedings.
Indemnifications
In the normal course of business, the Company enters into agreements that contain a variety of representations and provide for general indemnification. Its exposure under these agreements is unknown because it involves claims that may be made against the Company in the future. To the extent permitted under Delaware law, the Company has agreed to indemnify its directors and officers for certain events or occurrences while the director or officer is, or was serving, at a request in such capacity. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. As of December 31, 2023, the Company did not have any material indemnification claims that were probable or reasonably possible and consequently has not recorded related liabilities.